CONCENTRATION AND RISKS (Tables)	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
SUMMARY OF CONCENTRATION OF RISK

Concentration risk of accounts and notes receivable from third parties are presented as below:

	As of December 31,		As of June 30,
	2025		2026
	RMB		RMB
			(unaudited)
Company A	16,070	51%	9,174	35%
Company B	6,004	19%	6,237	24%

Concentration risk of accounts receivable from related parties are presented as below:

	As of December 31,		As of June 30,
	2025		2026
	RMB		RMB
			(unaudited)
Xiaomi	304,078	89%	366,158	94%
Foshan Viomi	36,095	11%	23,760	6%

Concentration risk of other receivables from related parties are presented as below:

	As of December 31,		As of June 30,
	2025		2026
	RMB		RMB
			(unaudited)
Xiaomi	200	100%	537	100%

(c)	Revenue concentration risk

	Six Months ended June 30,
	2025		2026
	RMB		RMB
	(unaudited)		(unaudited)
Xiaomi	1,347,652	91%	652,894	88%